STOCK-BASED COMPENSATION PLANS - Liability and expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
STOCK-BASED COMPENSATION PLANS
Liability for all vested options under intrinsic value	$ 0.6	$ 0.3
Consolidated charge related to stock-based compensation	$ 2.9	$ 0.9
Reversal of expense related to stock based compensation			$ 1.8